Supplementary oil and gas information	12 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Supplementary oil and gas information

5.7    Supplementary oil and gas information – unaudited

In accordance with the requirements of the Financial Accounting Standards Board (FASB) Accounting Standard Codification ‘Extractive Activities-Oil and Gas’ (Topic 932) and SEC requirements set out in Subpart 1200 of Regulation S-K, the Group is presenting certain disclosures about its oil and gas activities. These disclosures are presented below as supplementary oil and gas information, in addition to information disclosed in section 1.13.1 ‘Petroleum’ and section 6.3.1 ‘Petroleum reserves’.

The information set out in this section is referred to as unaudited as it is not included in the scope of the audit opinion of the independent auditor on the Financial Statements, refer to section 5.6 ‘Independent Auditors’ reports’.

On 28 September 2018, BHP completed the sale of 100 per cent of the issued share capital of BHP Billiton Petroleum (Arkansas) Inc. and 100 per cent of the membership interests in BHP Billiton Petroleum (Fayetteville) LLC, which held the Fayetteville assets. On 31 October 2018, BHP completed the sale of 100 per cent of the issued share capital of Petrohawk Energy Corporation, the BHP subsidiary which held the Eagle Ford (being Black Hawk and Hawkville), Haynesville and Permian assets. The financial and non-financial impact of the Onshore US assets is included in the supplementary oil and gas information presented below. The financial and non-financial impact of these assets has been footnoted beneath each applicable table. Refer to note 27 ‘Discontinued operations’ in Section 5.1 for further information.

Reserves and production

Proved oil and gas reserves and net crude oil and condensate, natural gas, LNG and NGL production information is included in section 6.2.2 ‘Production – Petroleum’ and section 6.3.1 ‘Petroleum reserves’.

Capitalised costs relating to oil and gas production activities

The following table shows the aggregate capitalised costs relating to oil and gas exploration and production activities and related accumulated depreciation, depletion, amortisation and valuation provisions.

	Australia	United States (1)	Other (2)	Total
	US$M	US$M	US$M	US$M
Capitalised cost
2019
Unproved properties	10	875	458	1,343
Proved properties	16,514	11,751	1,625	29,890

Total costs	16,524	12,626	2,083	31,233
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(10,867)	(8,339)	(1,302)	(20,508)

Net capitalised costs	5,657	4,287	781	10,725

2018
Unproved properties	10	4,528	202	4,740
Proved properties	16,258	43,885	2,424	62,567

Total costs	16,268	48,413	2,626	67,307
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(9,984)	(33,437)	(2,065)	(45,486)

Net capitalised costs	6,284	14,976	561	21,821

2017
Unproved properties	94	5,284	165	5,543
Proved properties	16,190	41,837	2,404	60,431

Total costs	16,284	47,121	2,569	65,974
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(9,085)	(30,969)	(1,984)	(42,038)

Net capitalised costs	7,199	16,152	585	23,936

(1)	Net capitalised costs includes Onshore US assets of US$ nil (2018: US$10,672 million; 2017: US$11,803 million).

(2)	Other is primarily comprised of Algeria, Mexico, Trinidad and Tobago and the United Kingdom (divested 30 November 2018).

Costs incurred relating to oil and gas property acquisition, exploration and development activities

The following table shows costs incurred relating to oil and gas property acquisition, exploration and development activities (whether charged to expense or capitalised). Amounts shown include interest capitalised.

	Australia	United States (3)	Other (4)	Total
	US$M	US$M	US$M	US$M
2019
Acquisitions of proved property	–	–	–	–
Acquisitions of unproved property	–	5	–	5
Exploration (1)	44	190	492	726
Development	132	792	54	978

Total costs (2)	176	987	546	1,709

2018
Acquisitions of proved property	–	–	–	–
Acquisitions of unproved property	–	9	–	9
Exploration (1)	25	418	291	734
Development	195	1,548	34	1,777

Total costs (2)	220	1,975	325	2,520

2017
Acquisitions of proved property	–	–	–	–
Acquisitions of unproved property	–	12	62	74
Exploration (1)	32	471	235	738
Development	360	1,034	18	1,412

Total costs (2)	392	1,517	315	2,224

(1)	Represents gross exploration expenditure, including capitalised exploration expenditure, geological and geophysical expenditure and development evaluation costs charged to income as incurred.

(2)	Total costs include US$1,275 million (2018: US$1,970 million; 2017: US$1,744 million) capitalised during the year.

(3)	Total costs include Onshore US assets of US$331 million (2018: US$1,081 million; 2017: US$608 million).

(4)	Other is primarily comprised of Algeria, Canada, Mexico and Trinidad and Tobago.

Results of operations from oil and gas producing activities

The following information is similar to the disclosures in note 1 ‘Segment reporting’ in section 5.1, but differs in several respects as to the level of detail and geographic information. Amounts shown in the following table exclude financial income, financial expenses, and general corporate overheads. Further, the amounts shown below include Onshore US however the disclosures in note 1 ‘Segment reporting’ in Section 5.1 do not.

Income taxes were determined by applying the applicable statutory rates to pre-tax income with adjustments for permanent differences and tax credits.

	Australia	United States (7)	Other (8)	Total
	US$M	US$M	US$M	US$M
2019
Oil and gas revenue (1)	3,404	2,675	610	6,689
Production costs	(752)	(568)	(118)	(1,438)
Exploration expenses	(44)	(162)	(229)	(435)
Depreciation, depletion, amortisation and valuation provision (2)	(917)	(621)	(103)	(1,641)
Production taxes (3)	(198)	–	(25)	(223)

	1,493	1,324	135	2,952
Accretion expense (4)	(80)	(34)	(13)	(127)
Income taxes	(530)	(193)	(267)	(990)
Royalty-related taxes (5)	(164)	–	–	(164)

Results of oil and gas producing activities (6)	719	1,097	(145)	1,671

2018
Oil and gas revenue (1)	3,229	3,747	421	7,397
Production costs	(701)	(1,312)	(121)	(2,134)
Exploration expenses	(25)	(270)	(254)	(549)
Depreciation, depletion, amortisation and valuation provision (2)	(1,045)	(2,842)	(81)	(3,968)
Production taxes (3)	(171)	–	(1)	(172)

	1,287	(677)	(36)	574
Accretion expense (4)	(81)	(46)	(14)	(141)
Income taxes	(418)	(723)	(124)	(1,265)
Royalty-related taxes (5)	(103)	–	–	(103)

Results of oil and gas producing activities (6)	685	(1,446)	(174)	(935)

2017
Oil and gas revenue (1)	2,876	3,479	356	6,711
Production costs	(533)	(1,515)	(200)	(2,248)
Exploration expenses	(32)	(242)	(206)	(480)
Depreciation, depletion, amortisation and valuation provision (2)	(814)	(2,592)	(91)	(3,497)
Production taxes (3)	(158)	(4)	–	(162)

	1,339	(874)	(141)	324
Accretion expense (4)	(56)	(32)	(14)	(102)
Income taxes	(361)	386	(142)	(117)
Royalty-related taxes (5)	(104)	–	–	(104)

Results of oil and gas producing activities (6)	818	(520)	(297)	1

(1)	Includes sales to affiliated companies of US$75 million (2018: US$75 million; 2017: US$83 million).

(2)	Includes valuation provision of US$21 million (2018: US$596 million; 2017: US$102 million).

(3)	Includes royalties and excise duty.

(4)	Represents the unwinding of the discount on the closure and rehabilitation provision.

(5)	Includes petroleum resource rent tax and petroleum revenue tax where applicable.

(6)

Amounts shown exclude financial income, financial expenses and general corporate overheads and, accordingly, do not represent all of the operations attributable to the Petroleum segment presented in note 1 ‘Segment reporting’ in section 5.1.

(7)	Results of oil and gas producing activities includes Onshore US assets of US$431 million (2018: US$(465) million; 2017: US$(564) million).

(8)	Other is primarily comprised of Algeria, Canada, Mexico, Trinidad and Tobago and the United Kingdom (divested 30 November 2018).

Standardised measure of discounted future net cash flows relating to proved oil and gas reserves (Standardised measure)

The following tables set out the standardised measure of discounted future net cash flows, and changes therein, related to the Group’s estimated proved reserves as presented in section 6.3.1 ‘Petroleum reserves’, and should be read in conjunction with that disclosure.

The analysis is prepared in compliance with FASB Oil and Gas Disclosure requirements, applying certain prescribed assumptions under Topic 932 including the use of, unweighted average first-day-of-the-month market prices for the previous 12-months, year-end cost factors, currently enacted tax rates and an annual discount factor of 10 per cent to year end quantities of net proved reserves.

Certain key assumptions prescribed under Topic 932 are arbitrary in nature and may not prove to be accurate. The reserve estimates on which the Standard measure is based are subject to revision as further technical information becomes available or economic conditions change.

Discounted future net cash flows like those shown below are not intended to represent estimates of fair value. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated future changes in commodity prices, exchange rates, development and production costs as well as alternative discount factors representing the time value of money and adjustments for risk inherent in producing oil and gas.

	Australia	United States (1)	Other (2)	Total
	US$M	US$M	US$M	US$M
Standardised measure
2019
Future cash inflows	18,292	18,076	1,807	38,175
Future production costs	(4,710)	(4,917)	(459)	(10,086)
Future development costs	(3,860)	(4,516)	(226)	(8,602)
Future income taxes	(2,551)	(1,657)	(711)	(4,919)

Future net cash flows	7,171	6,986	411	14,568
Discount at 10 per cent per annum	(1,926)	(3,396)	(94)	(5,416)

Standardised measure	5,245	3,590	317	9,152

2018
Future cash inflows	17,398	28,012	2,124	47,534
Future production costs	(5,345)	(11,182)	(501)	(17,028)
Future development costs	(3,842)	(6,554)	(189)	(10,585)
Future income taxes	(1,919)	(1,236)	(901)	(4,056)

Future net cash flows	6,292	9,040	533	15,865
Discount at 10 per cent per annum	(1,713)	(3,783)	(129)	(5,625)

Standardised measure	4,579	5,257	404	10,240

2017
Future cash inflows	18,407	23,537	1,954	43,898
Future production costs	(6,663)	(11,176)	(534)	(18,373)
Future development costs	(3,714)	(6,451)	(208)	(10,373)
Future income taxes	(1,508)	(18)	(746)	(2,272)

Future net cash flows	6,522	5,892	466	12,880
Discount at 10 per cent per annum	(2,104)	(2,426)	(108)	(4,638)

Standardised measure	4,418	3,466	358	8,242

(1)	Standardised measure includes Onshore US assets of US$ nil (2018: US$1,932 million; 2017: US$1,962 million).

(2)	Other is primarily comprised of Algeria and Trinidad and Tobago.

Changes in the Standardised measure are presented in the following table.

	2019	2018	2017
	US$M	US$M	US$M
Changes in the Standardised measure
Standardised measure at the beginning of the year	10,240	8,242	8,987
Revisions:
Prices, net of production costs	3,821	5,540	(96)
Changes in future development costs	(228)	(358)	275
Revisions of reserves quantity estimates (1)	1,268	(166)	2,961
Accretion of discount	1,178	1,016	1,147
Changes in production timing and other	(618)	946	(1,611)

	15,661	15,220	11,663
Sales of oil and gas, net of production costs	(5,029)	(5,091)	(4,301)
Acquisitions of reserves-in-place	–	–	–
Sales of reserves-in-place (2)	(1,489)	(26)	(15)
Previously estimated development costs incurred	545	1,068	718
Extensions, discoveries, and improved recoveries, net of future costs	(33)	502	(401)
Changes in future income taxes	(503)	(1,433)	578

Standardised measure at the end of the year (3)	9,152	10,240	8,242

(1)	Changes in reserves quantities are shown in the Petroleum reserves tables in section 6.3.1.

(2)	Onshore US assets disposal.

(3)	Standardised measure at the end of the year includes Onshore US assets of US$ nil (2018: US$1,932 million; 2017: US$1,962 million).

Accounting for suspended exploratory well costs

Refer to note 11 ‘Property, plant and equipment’ in section 5.1 for a discussion of the accounting policy applied to the cost of exploratory wells. Suspended wells are also reviewed in this context.

The following table provides the changes to capitalised exploratory well costs that were pending the determination of proved reserves for the three years ended 30 June 2019, 30 June 2018 and 30 June 2017.

	2019	2018	2017
	US$M	US$M	US$M
Movement in capitalised exploratory well costs
At the beginning of the year	794	668	770
Additions to capitalised exploratory well costs pending the determination of proved reserves	297	186	258
Capitalised exploratory well costs charged to expense	(9)	(62)	(69)
Capitalised exploratory well costs reclassified to wells, equipment, and facilities based on the determination of proved reserves	(42)	2	(155)
Other	–	–	(136)

At the end of the year	1,040	794	668

The following table provides an ageing of capitalised exploratory well costs, based on the date the drilling was completed, and the number of projects for which exploratory well costs has been capitalised for a period greater than one year since the completion of drilling.

Exploration activity typically involves drilling multiple wells, over a number of years, to fully evaluate and appraise a project. The term “project” as used in this disclosure refers primarily to individual wells and associated exploratory activities.

	2019	2018	2017
	US$M	US$M	US$M
Ageing of capitalised exploratory well costs
Exploratory well costs capitalised for a period of one year or less	210	124	120
Exploratory well costs capitalised for a period greater than one year	830	670	548

At the end of the year	1,040	794	668

	2019	2018	2017
Number of projects that have been capitalised for a period greater than one year	13	17	14

Drilling and other exploratory and development activities

The number of crude oil and natural gas wells drilled and completed for each of the last three years was as follows:

	Net exploratory wells			Net development wells
	Productive	Dry	Total	Productive	Dry	Total	Total
Year ended 30 June 2019
Australia	–	–	–	1	–	1	1
United States (1)	1	–	1	33	–	33	34
Other (2)	4	2	6	–	–	–	6

Total	5	2	7	34	–	34	41

Year ended 30 June 2018
Australia	–	–	–	1	–	1	1
United States (1)	1	1	2	84	1	85	87
Other (2)	–	–	–	–	–	–	–

Total	1	1	2	85	1	86	88

Year ended 30 June 2017
Australia	–	–	–	–	–	–	–
United States (1)	–	–	–	80	–	80	80
Other (2)	3	2	5	1	–	1	6

Total	3	2	5	81	–	81	86

(1)

Includes Onshore US assets net productive development wells of 33 (2018: 84; 2017: 79) and net dry development wells of nil (2018: 1; 2017: nil). Onshore US assets had nil net exploratory wells in 2019, 2018 and 2017.

(2)	Other is primarily comprised of Algeria, Mexico and Trinidad and Tobago.

The number of wells drilled refers to the number of wells completed at any time during the respective year, regardless of when drilling was initiated. Completion refers to the installation of permanent equipment for production of oil or gas, or, in the case of a dry well, to reporting to the appropriate authority that the well has been abandoned.

An exploratory well is a well drilled to find oil or gas in a new field or to find a new reservoir in a field previously found to be productive of oil or gas in another reservoir. A development well is a well drilled within the limits of a known oil or gas reservoir to the depth of a stratigraphic horizon known to be productive.

A productive well is an exploratory, development or extension well that is not a dry well. Productive wells include wells in which hydrocarbons were encountered and the drilling or completion of which, in the case of exploratory wells, has been suspended pending further drilling or evaluation. A dry well (hole) is an exploratory, development, or extension well that proves to be incapable of producing either oil or gas in sufficient quantities to justify completion as an oil or gas well.

Oil and gas properties, wells, operations, and acreage

The following tables show the number of gross and net productive crude oil and natural gas wells and total gross and net developed and undeveloped oil and natural gas acreage as at 30 June 2019. A gross well or acre is one in which a working interest is owned, while a net well or acre exists when the sum of fractional working interests owned in gross wells or acres equals one. Productive wells are producing wells and wells mechanically capable of production. Developed acreage is comprised of leased acres that are within an area by or assignable to a productive well. Undeveloped acreage is comprised of leased acres on which wells have not been drilled or completed to a point that would permit the production of economic quantities of oil and gas, regardless of whether such acres contain proved reserves.

The number of productive crude oil and natural gas wells in which the Group held an interest at 30 June 2019 was as follows:

	Crude oil wells		Natural gas wells		Total
	Gross	Net	Gross	Net	Gross	Net
Australia	352	176	153	53	505	229
United States	60	25	–	–	60	25
Other (1)	57	21	8	4	65	25

Total	469	222	161	57	630	279

(1)	Other is primarily comprised of Algeria, Mexico and Trinidad and Tobago.

Of the productive crude oil and natural gas wells, 43 (net: 18) operated wells had multiple completions.

Developed and undeveloped acreage (including both leases and concessions) held at 30 June 2019 was as follows:

	Developed acreage		Undeveloped acreage
Thousands of acres	Gross	Net	Gross	Net
Australia	2,152	823	963	393
United States	105	39	828	776
Other (1)(2)	146	57	3,526	2,869

Total	2,403	919	5,317	4,038

(1)	Developed acreage in Other primarily consists of Algeria and Trinidad and Tobago.

(2)	Undeveloped acreage in Other primarily consists of Canada, Mexico and Trinidad and Tobago.

Approximately 126 thousand gross acres (59 thousand net acres), 1,612 thousand gross acres (932 thousand net acres) and 1,257 thousand gross acres (889 thousand net acres) of undeveloped acreage will expire in the years ending 30 June 2020, 2021 and 2022 respectively, if the Group does not establish production or take any other action to extend the terms of the licences and concessions.